UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

            Investment Company Act file number    811-10145
                                              ----------------------

                              BAILLIE GIFFORD FUNDS
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Angus N G Macdonald
                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
             ------------------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code: 011-44-131-275-2000
                                                         -------------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:





--------------------------------------------------------------------------------

BAILLIE GIFFORD
EMERGING MARKETS FUND
Semi-Annual Report
June 30, 2006 (Unaudited)

INDEX

BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                             PAGE NUMBER

FUND EXPENSES                                                       1

EMERGING MARKETS FUND

         Portfolio of Investments                                   3

         Industry Diversification Table                             6

         Statement of Assets and Liabilities                        7

         Statement of Operations                                    8

         Statements of Changes in Net Assets                        9

         Financial Highlights

                  Selected Data for Class II                       10

                  Selected Data for Class III                      11

         Notes to Financial Statements                             12

         Supplemental Information                                  17

         Investment Advisory Agreement Contract                    19

FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000,000 (the minimum investment requirement) invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000,000 (for example, an $8,600,000 account value divided by $1,000,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 ANNUALIZED        EXPENSES PAID
                                                              BEGINNING          ENDING        EXPENSE RATIO           DURING
                                                               ACCOUNT           ACCOUNT      BASED ON PERIOD          PERIOD
                                                                VALUE             VALUE         01/01/06 TO         01/01/06 TO
                                                               01/01/06         06/30/06          06/30/06            06/30/06
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS II
     Actual                                                 $1,000,000.00     $1,117,586.54        0.98%             $5,149.09
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,019,931.35        0.98%             $4,911.63
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS III
     Actual                                                 $1,000,000.00     $1,118,300.86        0.83%             $4,384.77
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,020,654.63        0.83%             $4,182.64
------------------------------------------------------------------------------------------------------------------------------------

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/06. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information   regarding  how  the  Fund  voted  proxies  relating  to  portfolio securities during the most recent 12-month period ended June 30 is also available upon request by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may also be viewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)                        BAILLIE GIFFORD EMERGING MARKETS FUND
======================================================================================

COMPANY                                                     SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------------

COMMON STOCKS - 95.1%
BRAZIL - 6.8%
Companhia Vale do Rio Doce ADR                               175,800      $  4,226,232
Petroleo Brasileiro SA ADR (a)                                84,300         7,528,833
                                                                          ------------
                                                                            11,755,065
                                                                          ------------
BOLIVIA - 0.3%
Apex Silver Mines Ltd. (a)                                    36,000           541,800
                                                                          ------------
CHILE - 0.4%
Banco Santander Chile SA ADR                                  15,600           629,304
                                                                          ------------
CHINA - 6.2%
China Mobile Ltd.                                            535,000         3,058,324
China Shenhua Energy Co., Ltd., Class H                    1,021,000         1,886,359
CNOOC Ltd.                                                 2,188,000         1,746,569
Hutchison Telecommunications International Ltd. (a)          490,000           788,593
Kingboard Chemical Holdings Ltd.                             365,500         1,030,572
PetroChina Co., Ltd., Class H                              2,178,000         2,327,462
                                                                          ------------
                                                                            10,837,879
                                                                          ------------
EGYPT - 1.3%
Orascom Construction Industries GDR                           12,800           780,143
Orascom Telecom Holding SAE GDR                               34,993         1,427,714
                                                                          ------------
                                                                             2,207,857
                                                                          ------------
HUNGARY - 0.9%
OTP Bank Rt                                                   55,900         1,582,199
                                                                          ------------
INDIA - 5.1%
Infosys Technologies Ltd. ADR                                 59,900         4,576,959
Reliance Industries Ltd. GDR                                  76,600         4,370,432
                                                                          ------------
                                                                             8,947,391
                                                                          ------------
INDONESIA - 2.8%
PT Bank Rakyat Indonesia                                   5,512,500         2,439,949
PT Telekomunikasi Indonesia Tbk                            3,089,400         2,451,375
                                                                          ------------
                                                                             4,891,324
                                                                          ------------
IRELAND - 0.5%
Kenmare Resources Plc. (a)                                 1,316,700           943,680
                                                                          ------------
ISRAEL - 2.4%
Bank Hapoalim Ltd.                                           401,000         1,706,402
Makhteshim-Agan Industries Ltd.                              238,225         1,251,061
Teva Pharmaceutical Industries Ltd. ADR                       41,000         1,295,190
                                                                          ------------
                                                                             4,252,653
                                                                          ------------
MALAYSIA - 2.7%
Bumiputra-Commerce Holdings Berhad                           509,000           824,207
IOI Corp. Berhad                                             436,300         1,697,943
Malakoff Berhad                                              230,900           609,533
SP Setia Berhad                                              642,000           660,433
Tenaga Nasional Berhad                                       334,000           836,250
                                                                          ------------
                                                                             4,628,366
                                                                          ------------
MEXICO - 6.1%
America Movil SA de CV, Series L ADR                          94,300         3,136,418
America Telecom, SA de CV, Class A-1 (a)                     301,800         1,783,370
Consorcio ARA SA de CV                                       191,400           791,873
Empresas ICA SA de CV (a)                                    291,716           827,002
Grupo Financiero Banorte SA de CV, Class O                   978,000         2,278,721
WalMart de Mexico SA de CV, Series V                         628,880         1,766,133
                                                                          ------------
                                                                            10,583,517
                                                                          ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)                        BAILLIE GIFFORD EMERGING MARKETS FUND
======================================================================================

COMPANY                                                     SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------------

RUSSIA - 8.2%
AFK Sistema GDR 144A*                                         43,800      $    880,380
AO VimpelCom ADR (a)                                          22,600         1,035,532
Gazprom ADR                                                  161,000         6,770,050
LUKOIL ADR                                                    65,984         5,516,262
                                                                          ------------
                                                                            14,202,224
                                                                          ------------
SOUTH AFRICA - 9.5%
ABSA Group Ltd.                                               47,000           661,002
Anglo American Platinum Corp., Ltd.                           28,100         2,974,796
Edgars Consolidated Stores Ltd.                              124,000           503,355
FirstRand Ltd.                                               410,000           971,571
Impala Platinum Holdings Ltd.                                 10,800         1,998,676
Imperial Holdings Ltd. (a)                                    41,868           792,538
Lonmin Plc                                                    43,000         2,237,197
Massmart Holdings Ltd.                                        87,156           574,380
Naspers Ltd., Class N                                         63,000         1,076,567
Sasol Ltd.                                                   103,000         3,971,676
Standard Bank Group Ltd.                                      70,800           764,413
                                                                          ------------
                                                                            16,526,171
                                                                          ------------
SOUTH KOREA - 21.3%
Cheil Communications, Inc.                                     6,500         1,298,356
Daewoo Shipbuilding & Marine Engineering Co., Ltd.            59,000         1,735,111
GS Holdings Corp.                                             82,900         2,604,005
Hanwha Corp.                                                 123,220         2,948,344
Hyundai Development Co.                                       48,630         2,101,644
Industrial Bank of Korea                                     108,200         1,824,813
Meritz Fire & Marine Insurance Co., Ltd.                     372,500         2,218,430
ORION Corp.                                                    2,410           655,402
S1 Corp.                                                      38,500         1,728,787
Samsung Corp.                                                258,920         7,109,588
Samsung Fire & Marine Insurance Co., Ltd.                     27,100         3,642,089
Samsung Heavy Industries Co., Ltd.                           191,200         4,413,703
Woongjin Coway Co., Ltd.                                     105,900         2,321,830
Yuhan Corp.                                                   15,224         2,334,871
                                                                          ------------
                                                                            36,936,973
                                                                          ------------
TAIWAN - 14.9%
Chang Hwa Commercial Bank                                  3,079,000         2,182,508
Far Eastern Department Stores Ltd.                         2,441,500         1,319,648
High Tech Computer Corp.                                     171,000         4,700,559
Hon Hai Precision Industry Co., Ltd.                         831,539         5,136,603
Shin Kong Financial Holding Co., Ltd.                      2,152,998         2,367,320
SinoPac Holdings Corp.                                     3,983,891         2,011,818
Taishin Financial Holdings Co., Ltd.                       1,780,000         1,091,299
Taiwan Fertilizer Co., Ltd.                                1,038,000         1,724,817
Taiwan Semiconductor Manufacturing Co., Ltd.               2,949,892         5,320,866
                                                                          ------------
                                                                            25,855,438
                                                                          ------------
THAILAND - 3.3%
Advanced Info Service PCL NVDR                               120,815           284,978
Bangkok Bank PCL NVDR                                        587,800         1,571,369
PTT Exploration & Production PCL NVDR                        924,000         2,567,003
Thai Beverage PCL (a)                                      4,831,000           809,571
TISCO Finance PCL NVDR                                       965,000           561,473
                                                                          ------------
                                                                             5,794,394
                                                                          ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)                        BAILLIE GIFFORD EMERGING MARKETS FUND
======================================================================================

COMPANY                                                     SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------------

TURKEY - 2.4%
BIM Birlesik Magazalar AS (a)                                 29,300      $    853,085
Turkcell Iletisim Hizmetleri AS                              182,652           833,634
Turkiye Garanti Bankasi AS (a)                               725,213         1,798,766
Turkiye Vakiflar Bankasi TAO, Class D (a)                    163,500           638,149
                                                                          ------------
                                                                             4,123,634
                                                                          ------------
TOTAL COMMON STOCKS
   (cost $105,610,354)                                                     165,239,869
                                                                          ------------
PREFERRED STOCKS - 3.4%
Brazil -- 3.4%
AES Tiete SA                                              13,000,000           312,348
Itausa - Investimentos Itau SA (a)                         1,401,106         5,625,788
                                                                          ------------
TOTAL PREFERRED STOCKS
   (cost $3,628,344)                                                         5,938,136
                                                                          ------------
TOTAL INVESTMENTS - 98.5%
   (cost $109,238,698)                                                     171,178,005
Other assets less liabilities - 1.5%                                         2,574,114
                                                                          ------------
NET ASSETS - 100.0%                                                       $173,752,119
                                                                          ============

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing is not required.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION TABLE
JUNE 30, 2006 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

                                                                     % OF TOTAL
                                                   U.S. $ VALUE      NET ASSETS
                                                   ------------     ------------

Banks                                              $ 18,898,675         10.9%
Beverages, Food & Tobacco                             1,464,973          0.9
Chemicals                                             8,376,882          4.8
Construction & Building Materials                     4,500,662          2.6
Diversified Financial Services                        7,006,608          4.0
Diversified Industrials                              16,476,258          9.5
Electronic & Electrical Equipment                    10,457,469          6.0
Engineering - General                                 1,735,111          1.0
Engineering & Machinery                               4,413,703          2.5
Food Producers & Processors                           2,551,028          1.5
Information Technology Hardware                       4,700,559          2.7
Insurance                                             5,860,519          3.4
Media & Photography                                   2,374,923          1.4
Mining & Metals                                      14,808,740          8.5
Oil & Gas                                            33,031,860         19.0
Pharmaceuticals                                       3,630,061          2.1
Real Estate                                             660,433          0.4
Retailers-General                                     4,163,516          2.4
Support Services                                      6,305,746          3.6
Telecommunication Services                           15,680,318          9.0
Utilities                                             1,758,131          1.0
Water Treatment Systems                               2,321,830          1.3
                                                   ------------     ------------

Total Value of Investments                          171,178,005         98.5%
Other assets less liabilities                         2,574,114          1.5%
                                                   ------------     ------------
Net Assets                                         $173,752,119        100.0%
                                                   ============     ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)                                         BAILLIE GIFFORD EMERGING MARKETS FUND
=======================================================================================================

ASSETS
   Investments, at value (cost $109,238,698)                                               $171,178,005
   Cash                                                                                       1,401,572
   Foreign cash, at value (cost $794,805)                                                       905,346
   Receivable for investments sold                                                              544,960
   Dividends and interest receivable                                                            389,016
   Other assets                                                                                  16,110
                                                                                           ------------

   Total Assets                                                                             174,435,009
                                                                                           ------------

LIABILITIES
   Payable for investments purchased                                                            189,720
   Advisory fee payable                                                                         225,066
   Servicing fee payable                                                                         61,359
   Accrued expenses                                                                             206,745
                                                                                           ------------

   Total Liabilities                                                                            682,890
                                                                                           ------------

NET ASSETS                                                                                  173,752,119
                                                                                           ============


COMPOSITION OF NET ASSETS
   Paid-in capital                                                                         $ 82,923,576
   Undistributed net investment income                                                          698,949
   Accumulated net realized gain on investments and foreign currency transactions            28,177,843
   Net unrealized appreciation in value of investments and foreign currencies                61,951,751
                                                                                           ------------
                                                                                           $173,752,119
                                                                                           ============


NET ASSET VALUE, PER SHARE

       CLASS II ($42,167,727 / 1,912,567 shares outstanding)                               $      22.05
                                                                                           ============

       CLASS III ($131,584,392 / 5,948,577 shares outstanding)                             $      22.12
                                                                                           ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)              BAILLIE GIFFORD EMERGING MARKETS FUND
=======================================================================================================

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $284,985)                              $  2,316,014
   Interest                                                                                    24,396
                                                                                         ------------
     TOTAL INVESTMENT INCOME                                                                2,340,410
                                                                                         ------------

EXPENSES
   Advisory fee (Note B)                                                                      461,514
   Shareholder servicing fees - Class III Shares (Note B)                                      71,832
                                Class II Shares                                                52,106
   Custody                                                                                     59,392
   Fund Accounting                                                                             58,567
   Legal                                                                                       48,683
   Insurance                                                                                   18,274
   Professional fees                                                                           16,888
   Trustees' fees                                                                              10,758
   Transfer Agency                                                                              4,840
   Miscellaneous                                                                                1,230
                                                                                         ------------
   TOTAL EXPENSES                                                                             804,084
                                                                                         ------------

     NET INVESTMENT INCOME                                                                  1,536,326
                                                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
     Investments                                                                           25,005,792
     Foreign currency transactions                                                           (120,793)
                                                                                         ------------
                                                                                           24,884,999
                                                                                         ------------
   Net decrease in unrealized appreciation on:
     Investments                                                                           (6,672,870)
     Translation of assets and liabilities in foreign currencies                              (14,680)
                                                                                         ------------
                                                                                           (6,687,550)
                                                                                         ------------

   Net realized and unrealized gain on investments and foreign currency transactions       18,197,449
                                                                                         ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                               $ 19,733,775
                                                                                         ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                                 BAILLIE GIFFORD EMERGING MARKETS FUND
=========================================================================================================================

                                                                                        FOR THE SIX
                                                                                       MONTHS ENDED          FOR THE
                                                                                       JUNE 30, 2006        YEAR ENDED
                                                                                        (UNAUDITED)     DECEMBER 31, 2005
                                                                                       -------------    -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income                                                               $   1,536,326      $   2,548,375
   Net realized gain from investments and foreign currency transactions                   24,884,999         23,774,232
   Net increase (decrease) in unrealized appreciation on investments and
      translation of assets and liabilities in foreign currencies                         (6,687,550)        31,905,919
                                                                                       -------------      -------------
   Net increase in net assets from operations                                             19,733,775         58,228,526
                                                                                       -------------      -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class II                                                                                    --           (571,478)
      Class III                                                                                   --         (2,287,197)
   Capital gains:
      Class II                                                                                    --         (5,274,883)
      Class III                                                                                   --        (20,925,433)
                                                                                       -------------      -------------

       TOTAL DIVIDENDS AND DISTRIBUTIONS                                                          --        (29,058,991)
                                                                                       -------------      -------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net proceeds from shares subscribed:
      Class II                                                                                    --          1,995,000
      Class III                                                                                   --                 --
   Purchase premium:
      Class II                                                                                17,488             14,923
      Class III                                                                               56,282             57,746
   Dividends and distributions reinvested:
      Class II                                                                             4,750,628          3,228,659
      Class III                                                                           18,156,738         15,544,685
   Cost of shares redeemed:
      Class II                                                                                    --                 --
      Class III                                                                          (29,508,024)       (27,067,669)
                                                                                       -------------      -------------
   INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
      BENEFICIAL INTEREST                                                                 (6,526,888)        (6,226,656)
                                                                                       -------------      -------------

   TOTAL INCREASE IN NET ASSETS                                                           13,206,887         22,942,879

NET ASSETS
   Beginning of period                                                                   160,545,232        137,602,353
                                                                                       -------------      -------------
   End of period (undistributed (distributions in excess) of net investment income
      of $698,949 and ($837,377), respectively)                                        $ 173,752,119      $ 160,545,232
                                                                                       =============      =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                             BAILLIE GIFFORD EMERGING MARKETS FUND
======================================================================================================

SELECTED DATA FOR CLASS II SHARES OUTSTANDING:

                                                                    FOR THE SIX                          FOR THE PERIOD
                                                                   MONTHS ENDED          FOR THE        JUNE 21, 2004 (a)
                                                                   JUNE 30, 2006       YEAR ENDED            THROUGH
                                                                    (UNAUDITED)     DECEMBER 31, 2005   DECEMBER 31, 2004
                                                                 -----------------  -----------------   -----------------
Net asset value, beginning of period                                 $   19.73          $   16.60           $   14.36
                                                                     ---------          ---------           ---------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income (b)                                                 0.18               0.28                0.11
Net realized and unrealized gain
   on investments and foreign
   currency transactions                                                  2.14               6.33                4.17
                                                                     ---------          ---------           ---------
Net increase in net asset
   value from investment operations                                       2.32               6.61                4.28
                                                                     ---------          ---------           ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------
Dividends from net investment income                                     --                 (0.34)              (0.75)
Taxable distributions in excess of net investment income
   and net realized gain on investments                                  --                 (3.14)              (1.29)
                                                                     ---------          ---------           ---------
   Total Dividends and Distributions                                     --                 (3.48)              (2.04)
                                                                     ---------          ---------           ---------
Net asset value, end of period                                       $   22.05          $   19.73           $   16.60
                                                                     =========          =========           =========

TOTAL RETURN
------------
Total investment return based on net
   asset value (c)                                                      11.76%             40.20%              30.36%
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period
   (000's omitted)                                                   $  42,168          $  33,294           $  23,251
Ratio of net expenses
   to average net assets                                                0.98%*              1.11%              0.84%*
Ratio of net investment income
   to average net assets                                                1.58%*              1.37%              1.36%*
Portfolio turnover rate                                                   26%                 48%                80%


*     Annualized.

(a)   Commencement of investment operations.

(b)   Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                    BAILLIE GIFFORD EMERGING MARKETS FUND
=============================================================================================================================

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:

                                                          FOR THE SIX                                               FOR THE PERIOD
                                                          MONTHS ENDED          FOR THE             FOR THE        APRIL 4, 2003 (a)
                                                         JUNE 30, 2006        YEAR ENDED          YEAR ENDED            THROUGH
                                                          (UNAUDITED)      DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
                                                       -----------------   -----------------   -----------------   -----------------
Net asset value, beginning of period                       $   19.78           $   16.61           $   15.03           $   10.00
                                                           ---------           ---------           ---------           ---------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income (b)                                       0.19                0.30                0.26                0.10
Net realized and unrealized gain
   on investments and foreign
   currency transactions                                        2.15                6.36                3.36                5.82
                                                           ---------           ---------           ---------           ---------
Net increase in net asset value
   from investment operations                                   2.34                6.66                3.62                5.92
                                                           ---------           ---------           ---------           ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------
Dividends from net investment income                           --                  (0.34)              (0.75)              (0.10)
Taxable distributions in excess of net investment income
   and net realized gain on investments                        --                  (3.15)              (1.29)              (0.79)
                                                           ---------           ---------           ---------           ---------
   Total Dividends and Distributions                           --                  (3.49)              (2.04)              (0.89)
                                                           ---------           ---------           ---------           ---------
Net asset value, end of period                             $   22.12           $   19.78           $   16.61           $   15.03
                                                           =========           =========           =========           =========

TOTAL RETURN
------------
Total investment return based on net
   asset value (c)                                            11.83%              40.47%              24.62%              59.22%
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period
   (000's omitted)                                         $ 131,584           $ 127,251           $ 114,351           $  81,204
Ratio of net expenses
   to average net assets                                      0.83%*               0.96%               0.77%              1.11%*
Ratio of net investment income
   to average net assets                                      1.68%*               1.61%               1.67%              1.06%*
Portfolio turnover rate                                          26%                 48%                 80%                68%


*     Annualized.

(a)   Commencement of investment operations.

(b)   Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

         The Baillie Gifford Emerging Markets Fund (the "Fund") is a series of Baillie Gifford Funds (the "Trust"). The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At June 30, 2006, shares issued and outstanding for the Fund were of Class II and Class III shares.

         The financial statements of the Fund have been prepared in conformity with U.S. generally accepted accounting principles. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Fund and disclosure of contingent assets and liabilities for the Fund at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

         Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

         The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

         Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or, on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last bid and asked price. Other securities for which current market quotations are not readily available, and all other assets are taken at fair value as determined in good faith by the Board of Trustees or Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures adopted by the Trustees. The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees or the Manager, pursuant to procedures adopted by the Trustees.

         The Fund invests in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

         Repurchase agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

         The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. For the Fund, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

         Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

         The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At June 30, 2006, the Fund did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

         The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no federal income tax provision is required.

         Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

         The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations.

         At December 31, 2005, the Fund generated a post-October net currency loss of $14,097.

         For the year ended December 31, 2005, the tax character of the dividends paid, as reflected in the statements of changes in net assets were:

         ------------------- --------------------- -----------------------------

         Fund                   Ordinary Income       Long-Term Capital Gains
         ------------------- --------------------- -----------------------------

         Emerging Markets         $8,288,535                $20,770,456
         ------------------- --------------------- -----------------------------

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

         The Fund is advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager, an investment adviser registered with the Securities and Exchange Commission, is a wholly owned subsidiary of Baillie Gifford & Co.

         Under Investment Advisory Agreements between the Manager and the Trust on behalf of the Fund, the Fund pays the Manager a quarterly management fee, in arrears, at 0.50% annual rate of the respective Fund's average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month). For the six months ended June 30, 2006, the Fund incurred $461,514 in management fees.

         The Fund has adopted a Shareholder Service Plan providing that the Fund may pay the Manager or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares for services rendered and expenses borne in connection with the provision of personal services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of 0.25% and 0.10% of the Fund's average daily net assets attributable to Class II and Class III shares, respectively. For the six months ended June 30, 2006, the Fund incurred $52,106 and $71,832 in Shareholder Servicing Fees for Class II and Class III shares, respectively.

NOTE C -- INVESTMENT TRANSACTIONS

         Purchases and proceeds from sales of securities (excluding short-term securities) were $76,192,147 and $47,384,392, respectively.

         The gross unrealized appreciation and (depreciation) on investments at June 30, 2006 were as follows:

Gross Unrealized Appreciation                           $63,824,566
Gross Unrealized (Depreciation)                          (1,885,259)
                                                        -----------
   Net Unrealized Appreciation                          $61,939,307
                                                        -----------

         The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies. At June 30, 2006, the Fund was not a party to any such financial instruments.

NOTE D -- REPURCHASE AGREEMENTS

         A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date.
Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by a Fund of more than seven days duration (or investments in any other securities which are deemed to be illiquid) are not permitted if more than 15% of Fund's net assets would be so invested. At June 30, 2006, the Fund did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                              Emerging Markets Fund

                                Class II Shares                         Class III Shares
                            For the Six Months Ended                For the Six Months Ended
                                 June 30, 2006                           June 30, 2006
                        --------------------------------        ---------------------------------
                           Shares              Amount              Shares               Amount
                        ------------        ------------        ------------         ------------

Shares sold                       --                  --                  --                   --

Purchase premium                  --        $     17,488                  --         $     56,282

Shares issued in
reinvestment of
dividends and
distributions                224,909           4,750,628             857,360           18,156,738

Shares redeemed                   --                  --          (1,342,791)         (29,508,024)
                        ------------        ------------        ------------         ------------

Net increase
(decrease)                   224,909        $  4,768,116            (485,431)        $(11,295,004)
                        ============        ============        ============         ============


                                Class II Shares                        Class III Shares
                               For the Year Ended                     For the Year Ended
                               December 31, 2005                      December 31, 2005
                        --------------------------------        ---------------------------------
                           Shares              Amount              Shares               Amount
                        ------------        ------------        ------------         ------------

Shares sold                  102,430        $  1,995,000                  --                   --

Purchase premium                  --              14,923                  --         $     57,746

Shares issued in
reinvestment of
dividends and
distributions                184,265           3,228,659             888,396           15,544,685

Shares redeemed                   --                  --          (1,336,879)         (27,067,669)
                        ------------        ------------        ------------         ------------


Net increase
(decrease)                   286,695        $  5,238,582            (448,483)        $(11,465,238)
                        ============        ============        ============         ============


         At June 30, 2006, Nebraska Investment Council, which is a Nebraska state investment agency located at 941 "O" Street, Suite 500, Lincoln, Nebraska 68506, owned 75.73% of the voting securities of the Fund and the Fire and Police Pension Association of Colorado located at 5290 DTC Parkway, Suite 100, Greenwood Village, Colorado 80111-2721, owned 24.27% of the voting securities of the Fund.

SUPPLEMENTAL INFORMATION (UNAUDITED)

MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

------------------------- ----------------- -------------- -------------------------------------------------------- -------------
                                                                                                                      NUMBER OF
                                                                                                                      FUNDS IN
                                                                                                                    FUND COMPLEX
                          POSITION(S) HELD  LENGTH OF TIME                                                            OVERSEEN
    NAME AND AGE (1)         WITH TRUST       SERVED (2)      PRINCIPAL OCCUPATION DURING PAST 5 YEARS (3)           BY TRUSTEE
------------------------- ----------------- -------------- -------------------------------------------------------- -------------
TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
John G. Barrie, Jr.       Trustee           Since 2000     Retired.  Formerly: Assistant Treasurer, Dominion              1
Age 66                                                     Resources, Inc. (electric and gas utility).
------------------------- ----------------- -------------- -------------------------------------------------------- -------------
John M. Smith             Trustee           Since 2000     Consultant, Board of Directors of certain Guardian
Age 70                                                     Mutual Funds (mutual funds)(4).  Formerly: Executive
                                                           Vice President, Guardian Life Insurance Company;
                                                           Executive Vice President and Director of Guardian
                                                           Insurance and Annuity Company; President and Director          1
                                                           of Guardian Investor Services Corp. (broker-dealer and
                                                           investment adviser); President of GIAC Funds, Inc.
                                                           (mutual funds); Director of Guardian Asset Management
                                                           Corp. and Guardian Baillie Gifford Ltd. (investment
                                                           advisers).
------------------------- ----------------- -------------- -------------------------------------------------------- -------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
R. Robin Menzies(5)       Trustee,          Since 2000     Partner, Baillie Gifford & Co. (investment manager);
Age 53                    Chairman of the                  Director, Baillie Gifford Overseas Ltd. (investment
                          Board, and                       adviser); Director, Guardian Baillie Gifford Ltd.             1*
                          President                        (investment adviser); Vice-President, GIAC Funds, Inc.
                                                           and The Park Avenue Portfolio (mutual funds).
------------------------- ----------------- -------------- -------------------------------------------------------- -------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
---------------------------------------------------------------------------------------------------------------------------------
Edward H. Hocknell        Vice President    Since 2000     Partner, Baillie Gifford & Co. (investment manager);
Age 45                                                     Director, Baillie Gifford Overseas Limited (investment        N/A
                                                           adviser). Director, Guardian Baillie Gifford Ltd.
                                                           (investment adviser); Vice-President, GIAC Funds, Inc.
                                                           and The Park Avenue Portfolio (mutual funds).
------------------------- ----------------- -------------- -------------------------------------------------------- -------------
Alan Paterson             Vice President    Since 2000     Partner, Baillie Gifford & Co. (investment manager).          N/A
Age 38
------------------------- ----------------- -------------- -------------------------------------------------------- -------------
Dickson Jackson           Vice President    Since 2005     Head of Institutional Clients Accounting Department,
Age 34                                                     Baillie Gifford & Co. (investment manager); formerly,         N/A
                                                           Treasurer of the Trust, 2001 to 2005.
------------------------- ----------------- -------------- -------------------------------------------------------- -------------
Nigel Cessford            Treasurer         Since 2005     Head of Overseas Institutional Clients Accounting              N/A
Age 34                                                     Department, Baillie Gifford & Co. (investment manager).
------------------------- ----------------- -------------- -------------------------------------------------------- -------------
Angus N.G. Macdonald      Secretary         Since 2000     Head of Legal for the Baillie Gifford Group                   N/A
Age 40                                                     (investment manager).
------------------------- ----------------- -------------- -------------------------------------------------------- -------------
Graham Laybourn           Chief             Since 2005     Compliance Officer, Baillie Gifford & Co. (investment
Age 39                    Compliance                       manager).                                                     N/A
                          Officer
------------------------- ----------------- -------------- -------------------------------------------------------- -------------

(1) The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2) There is no stated term of office for the Trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other Officers may be elected or appointed by the Trustees at any time.

(3) Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Limited, and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4) Mr. Smith serves as a consultant to the Boards of Directors of the following Guardian Mutual Funds: The Park Avenue Portfolio (includes 13 investment series); GIAC Funds, Inc. (3 series); The Guardian Bond Fund, Inc. (1 series); The Guardian Cash Fund, Inc. (1 series); and The Guardian Variable Contract Funds, Inc. (7 series)

(5) Mr. Menzies is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Limited.

* Mr. Menzies serves as an officer of 16 portfolios in the Guardian Funds fund complex, which includes GIAC Funds, Inc., Guardian Variable Contract Funds, Inc., Guardian Bond Fund, Inc., Guardian Cash Fund, Inc. and the Park Avenue Portfolio. An affiliate of (BGO/the Investment Manager) serves as investment adviser to certain Portfolios in the Guardian Funds fund complex.

               INVESTMENT ADVISORY AGREEMENT CONTRACT (UNAUDITED)

                         SHAREHOLDER REPORT DISCLOSURE
                        REGARDING 2006 CONTRACT RENEWAL

         On June 29, 2006 the Board of Trustees of the Baillie Gifford Funds (the "Trust") approved the renewal of the investment advisory agreement (the "Advisory Agreement") for the Emerging Markets Fund (the "Fund") between the Trust on behalf of the Fund and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, prior to the meeting, the Independent Trustees (those trustees who are not interested persons as defined by the Investment Company Act of 1940) of the Board of Trustees met via telephone conference independently of Trust management and of the interested trustee of the Board of Trustees to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, "Lipper") and independent legal counsel with respect to contract renewal. The Independent Trustees then presented their findings and recommendations to the full Board of Trustees (the "Board").

         Based upon the findings and recommendations of the Independent Trustees, The Board concluded that it was in the best interests of the Fund to renew the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors.

         The Board considered the nature, extent and quality of the services provided by the Manager for the Fund and concluded that they were satisfactory. In reaching this conclusion the Board reviewed the Manager's Form ADV, the Fund's performance, the background and qualifications of the investment and compliance personnel involved in the management of the Fund, the Manager's financial statements and the Fund's low expense ratio compared to other similar funds.

         In concluding that the Fund's investment performance was favorable, the Board noted the Fund's positive returns and reviewed one year and since inception return information for the Fund provided by Lipper compared to an average of comparable funds and one year and three year return information for the Fund provided by the Manager compared to its benchmark index and other clients advised by the Manager with the same investment mandate.

         The Board reviewed financial information provided by the Manager and its affiliates including information about the revenues received with respect to the Fund. The Board received information on the overall profitability to the Manager on its investment management fee revenue. The Board concluded that the Manager's profits were not unreasonable.

         The Board reviewed the Fund's management fee, other expenses and the total expense ratio and compared them to fees and expense ratios of other comparable funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee was below the average of the comparable funds. The Board also reviewed the fee schedules for privately managed accounts of the Manager and its affiliates with the same investment mandate.

On the basis of the information provided, the Board concluded that the management fee was reasonable.

         The Board considered whether there are economies of scale with respect to management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the management fee and total expense ratio provided were on the low end of the spectrum of comparable funds, reviewed the amount of current assets of the Fund, noted that the Fund was closed to new investors and concluded that there were no economies of scale to share.

         The Board considered other benefits derived by the Manager from its relationship to the Fund, including use of soft dollars which may benefit the Fund or other clients of the Manager. The Board concluded that, taking into account these benefits, the Fund's management fee was reasonable.

         Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) A separate certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)). Attached hereto.

(a)(3) Not applicable.

(b)    Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BAILLIE GIFFORD FUNDS
            -------------------------------

By    /s/ R Robin Menzies
    ------------------------------------
      R Robin Menzies, President

Date  August 29, 2006
    ------------------------------------



Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ R Robin Menzies
    ------------------------------------
      R Robin Menzies, President

Date  August 29, 2006
    ------------------------------------

By    /s/ Nigel Cessford
    ------------------------------------
      Nigel Cessford, Treasurer

Date  August 29, 2006
    ------------------------------------